Summary of significant accounting policies, Advertising Costs (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Advertising Costs [Abstract]
Advertising and promotion expenses	$ 25	$ 15	$ 10